Schedule of investments
Delaware Small Cap Core Fund	February 28, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.21%
Basic Materials — 7.74%
Balchem	308,303	$36,799,046
Boise Cascade	1,591,279	79,468,473
Coeur Mining †	1,359,522	12,249,293
Ferro †	2,111,787	33,514,060
Kaiser Aluminum	564,979	64,464,104
Minerals Technologies	1,151,997	82,056,746
Neenah	865,813	47,896,775
Quaker Chemical	226,830	64,052,256
Summit Materials Class A †	1,056,795	29,283,790
Worthington Industries	1,145,561	73,189,892
		522,974,435
Business Services — 4.21%
ABM Industries	1,256,434	54,252,820
ASGN †	745,150	69,276,596
BrightView Holdings †	2,229,176	35,466,190
Casella Waste Systems Class A †	508,275	29,439,288
US Ecology †	973,492	37,197,129
WillScot Mobile Mini Holdings †	2,125,673	58,944,912
		284,576,935
Capital Goods — 11.01%
Ameresco Class A †	771,115	44,046,089
Applied Industrial Technologies	637,588	54,430,888
Barnes Group	645,992	33,817,681
Columbus McKinnon	1,069,388	53,832,992
ESCO Technologies	361,038	38,150,885
Federal Signal	1,494,264	54,406,152
Kadant	366,182	63,715,668
KBR	1,343,673	41,653,863
MasTec †	883,341	76,629,832
MYR Group †	1,122,042	66,144,376
Rexnord	1,525,585	68,575,046
Tetra Tech	575,205	79,591,116
WESCO International †	857,101	68,808,068
		743,802,656
Communications Services — 0.33%
ATN International	453,317	22,067,472
		22,067,472
Consumer Discretionary — 6.75%
American Eagle Outfitters	3,602,029	92,572,145
At Home Group †	1,045,513	26,336,472
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Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary (continued)
BJ's Wholesale Club Holdings †	1,322,355	$53,132,224
Children's Place †	306,732	21,241,191
Dick's Sporting Goods	538,672	38,445,021
Hibbett Sports †	336,433	21,619,184
Malibu Boats Class A †	756,972	56,424,693
Sonic Automotive Class A	690,260	31,827,889
Steven Madden	2,163,276	80,019,579
YETI Holdings †	503,719	34,640,756
		456,259,154
Consumer Services — 4.68%
Allegiant Travel †	254,938	64,292,814
Brinker International	620,380	42,551,864
Chuy's Holdings †	683,998	28,043,918
Jack in the Box	547,293	56,015,439
Texas Roadhouse	882,071	80,162,613
Wendy's	2,204,487	45,037,669
		316,104,317
Consumer Staples — 2.25%
Helen of Troy †	183,502	39,783,233
J & J Snack Foods	354,747	56,319,634
Prestige Consumer Healthcare †	1,337,451	55,785,081
		151,887,948
Credit Cyclicals — 2.84%
Dana	1,954,032	46,525,502
KB Home	1,371,367	55,375,800
La-Z-Boy	777,040	33,109,674
Taylor Morrison Home †	2,067,792	56,884,958
		191,895,934
Energy — 1.21%
Earthstone Energy Class A †	397,206	2,812,219
Patterson-UTI Energy	1,889,485	13,982,189
PDC Energy †	1,848,479	64,604,341
		81,398,749
Financials — 15.97%
American Equity Investment Life Holding	1,026,058	28,349,983
Bryn Mawr Bank	656,691	24,842,621
City Holding	434,509	32,679,422
Enterprise Financial Services	412,176	17,723,568
Essent Group	1,203,275	49,611,028
First Bancorp	885,982	35,678,495
2    NQ-480 [2/21] 4/21 (1595636)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Financials (continued)
First Financial Bancorp	1,741,301	$39,057,381
First Foundation	459,404	10,497,381
First Interstate BancSystem Class A	976,789	44,365,756
Great Western Bancorp	1,052,998	28,251,936
Hamilton Lane Class A	496,107	44,351,966
Independent Bank	574,796	49,150,806
Independent Bank Group	651,157	45,379,131
Kemper	244,711	18,505,046
Lakeland Financial	138,545	9,552,678
NMI Holdings Class A †	1,469,027	33,581,957
Old National Bancorp	2,692,418	48,813,538
Pacific Premier Bancorp	1,426,856	57,502,297
Primerica	113,456	16,023,391
RLI	270,873	28,262,889
Selective Insurance Group	694,566	47,112,412
South State	715,513	56,425,355
Stifel Financial	1,217,639	74,373,390
Umpqua Holdings	2,247,920	38,371,994
United Community Banks	1,619,396	53,537,232
Valley National Bancorp	3,727,784	45,665,354
WesBanco	1,237,634	39,950,826
WSFS Financial	1,156,769	61,470,705
		1,079,088,538
Healthcare — 18.03%
Agios Pharmaceuticals †	828,999	39,327,713
Amicus Therapeutics †	3,375,738	41,454,063
AtriCure †	564,080	36,817,502
Blueprint Medicines †	582,474	57,210,596
ChemoCentryx †	864,507	58,648,155
CONMED	559,799	68,888,865
CryoLife †	1,686,396	42,581,499
GenMark Diagnostics †	2,589,167	50,618,215
Halozyme Therapeutics †	1,451,011	65,658,248
Intercept Pharmaceuticals †	442,407	9,582,536
Ligand Pharmaceuticals †	330,534	48,991,749
Merit Medical Systems †	1,105,513	61,599,184
Natera †	878,779	102,017,454
NuVasive †	915,226	55,215,585
Omnicell †	337,312	42,804,893
PTC Therapeutics †	850,575	48,567,832
Shockwave Medical †	524,956	61,293,862
Spectrum Pharmaceuticals †	3,154,627	10,820,371
NQ-480 [2/21] 4/21 (1595636)    3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Supernus Pharmaceuticals †	1,558,007	$41,863,648
Tabula Rasa HealthCare †	937,398	38,011,489
TransMedics Group †	778,498	27,940,293
Travere Therapeutics †	2,031,486	62,610,398
Ultragenyx Pharmaceutical †	698,238	98,828,606
Vanda Pharmaceuticals †	2,504,607	46,710,921
		1,218,063,677
Information Technology — 14.03%
Bandwidth Class A †	130,413	20,652,203
Blackline †	219,436	27,214,453
Box Class A †	719,910	13,210,348
Brooks Automation	888,358	73,875,851
ExlService Holdings †	762,590	64,530,366
Ichor Holdings †	357,724	15,296,278
II-VI †	854,853	72,064,108
J2 Global †	620,974	69,164,084
MACOM Technology Solutions Holdings †	289,444	18,625,721
MaxLinear †	1,446,837	57,540,707
Mimecast †	647,962	27,784,611
NETGEAR †	768,854	30,754,160
Plantronics	174,587	7,069,028
Q2 Holdings †	630,154	76,803,169
Rapid7 †	949,053	72,355,801
Semtech †	675,100	49,491,581
Silicon Laboratories †	351,317	54,714,110
Sprout Social Class A †	335,435	22,799,517
Upwork †	451,668	24,335,872
Varonis Systems †	255,584	46,909,887
WNS Holdings ADR †	799,407	59,723,697
Yelp †	1,127,476	42,517,120
		947,432,672
Media — 0.79%
Cinemark Holdings	1,154,178	25,911,296
Nexstar Media Group Class A	197,798	27,207,115
		53,118,411
Real Estate Investment Trusts — 5.22%
American Assets Trust	895,063	27,818,558
Armada Hoffler Properties	2,314,392	29,878,801
Cousins Properties	516,010	17,306,975
DiamondRock Hospitality †	2,395,282	24,240,254
EastGroup Properties	397,741	54,136,527
4    NQ-480 [2/21] 4/21 (1595636)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
Kite Realty Group Trust	2,093,434	$40,131,130
Lexington Realty Trust	2,956,250	31,691,000
National Storage Affiliates Trust	875,968	33,768,566
Pebblebrook Hotel Trust	1,031,151	23,365,882
Physicians Realty Trust	2,474,774	42,071,158
RPT Realty	2,540,396	27,868,144
		352,276,995
Transportation — 1.32%
Hub Group Class A †	874,153	50,333,729
Werner Enterprises	911,178	39,107,760
		89,441,489
Utilities — 2.83%
Black Hills	562,632	33,285,309
NorthWestern	874,785	51,157,427
South Jersey Industries	2,091,155	52,508,902
Spire	816,589	54,237,841
		191,189,479
Total Common Stock (cost $4,842,418,526)		6,701,578,861

Short-Term Investments — 0.47%
Money Market Mutual Funds — 0.47%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	7,989,011	7,989,011
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	7,989,011	7,989,011
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	7,989,011	7,989,011
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	7,989,011	7,989,011
Total Short-Term Investments (cost $31,956,044)		31,956,044
Total Value of Securities—99.68% (cost $4,874,374,570)		6,733,534,905

Receivables and Other Assets Net of Liabilities—0.32%		21,309,242
Net Assets Applicable to 226,340,647 Shares Outstanding—100.00%		$6,754,844,147
†	Non-income producing security.
NQ-480 [2/21] 4/21 (1595636)    5

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
6    NQ-480 [2/21] 4/21 (1595636)